TAXES ON INCOME (Summary of Taxes On Income Summary) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Current taxes	$ 7,706	$ 4,707	$ 5,542
Deferred taxes	(1,775)	(699)	(1,584)
Taxes on income	5,931	4,008	3,958
Domestic	4,899	1,979	3,531
Foreign	1,032	2,029	427
Taxes on income	$ 5,931	$ 4,008	$ 3,958